MANAGERS TRUST I

Managers AMG FQ U.S. Equity Fund

Managers AMG FQ Tax-Managed U.S. Equity Fund

Supplement dated December 22, 2006 to the

Prospectus dated March 1, 2006 and the Statement of Additional Information dated March 1, 2006 (as supplemented

March 8, 2006)

The following information supplements and supersedes any information to the contrary relating to the Managers AMG FQ U.S. Equity Fund and Managers AMG FQ Tax-Managed U.S. Equity Fund (the “Funds”), each a series of Managers Trust I, contained in the Funds’ Prospectus dated March 1, 2006 and Statement of Additional Information dated March 1, 2006 (as supplemented March 8, 2006).

Effective January 1, 2007, the Prospectus and Statement of Additional Information are hereby amended as follows:

Prospectus – the “Fees and Expenses” and “Annual Fund Operating Expenses” tables and related footnotes on page 6 are hereby replaced with the following:

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)

	Class A		Class C		Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75	%(1)	None		None
Maximum Deferred Sales Charge (Load)	None	(2)	1.00	%(3)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None		None		None
Exchange Fee	None		None		None

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

	Management Fee	Distribution (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Fee Waiver and Reimbursement	Net Annual Fund Operating Expenses
Managers AMG FQ U.S. Equity Fund(4)
Class A Shares	0.35%	0.25%	0.44%	1.04%	N/A	1.04%
Class C Shares	0.35%	1.00%	0.44%	1.79%	N/A	1.79%
Institutional Class Shares(5)	0.35%	0.00%	0.44%	0.79%	N/A	0.79%
Managers AMG FQ Tax-Managed U.S. Equity Fund
Class A Shares(6)	0.85%	0.25%	0.36%	1.46%	-0.22%	1.24%
Class C Shares(6)	0.85%	1.00%	0.36%	2.21%	-0.22%	1.99%
Institutional Class Shares(6)	0.85%	0.00%	0.36%	1.21%	-0.22%	0.99%

(1)	The initial sales charge that applies to the sale of Class A shares of the Fund varies according to the amount you invest, with a maximum of 5.75%. See “Share Class Sales Charges – Class A Shares” for further information.

(2)	Except with respect to certain redemptions or exchanges of Class A shares not subject to an initial sales charge. Please see “Share Class Sales Charges – Class A Shares” for further information.

(3)	The 1.00% contingent-deferred sales charge applies only if you sell Class C shares of the Fund within one year of purchase.

(4)	On January 14, 2005, the Fremont Structured Core Fund, a former series of Fremont Mutual Funds, Inc., was reorganized into the Managers AMG FQ U.S. Equity Fund series of the Trust. The expense information provided above has been restated to reflect the annualized expenses applicable to the Managers AMG FQ U.S. Equity Fund subsequent to the reorganization.

(5)	The Investment Manager has voluntarily agreed through March 1, 2007 to limit Total Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage costs and extraordinary items) to 0.79% of the average daily net assets allocable to the Institutional Class shares. This arrangement may be modified or terminated by the Investment Manager at any time.

(6)	Managers Investment Group LLC has contractually agreed through March 1, 2007 to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage costs and extraordinary items) to 1.24%, 1.99% and 0.99% of the average daily net assets of the Class A, Class C and Institutional Class shares, respectively, subject to later reimbursement by the Funds in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a Fund’s contractual expense limitation, the Investment Manager may recover from the Funds fees waived and expenses paid to the extent that the Fund’s Total Annual Fund Operating Expenses do not exceed the contractual expense limitation amount.

Prospectus – the following is hereby added under “Share Classes – Class A Shares” on page 18:

For purchases of Class A shares of $1 million or more that are not assessed a sales charge at the time of purchase, you will be charged a 1% fee on shares redeemed within the first 18 months of purchase, as described below.

Prospectus – the table on page 19 under “Share Class Sales Charges – Class A Shares” is hereby replaced with the following:

	your initial sales charge as a % of the share price is:	your initial sales charge as a % of the total you invested is:	the one-time dealer allowance as a % of share price is:
If the amount of your purchase is . . .
Less than $25,000	5.75	6.10	5.00
$25,000 to $49,999	5.00	5.26	4.25
$50,000 to $99,999	4.50	4.71	3.75
$100,000 to $249,999	3.50	3.63	2.75
$250,000 to $499,999	2.50	2.56	2.00
$500,000 to $999,999	1.50	1.52	1.20
$1,000,000 or more	None	None	None	*

*

If you acquire or hold $1 million or more of Class A shares of a Fund or across the Managers Family of Funds, either as a lump sum or through the rights of accumulation or letter of intent programs, you can buy Class A shares without an initial sales charge. Unless you exchange Class A shares for Class A shares of another Fund, there is a 1.00% contingent deferred sales charge on any such shares not subject to an initial sales charge that you redeem or exchange within 18 months of purchase. The Distributor may make a payment to financial intermediaries with respect to such shares not subject to an initial sales charge. These commissions are paid at the rate of up to 1.00% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. Please see “A Closer Look at Contingent Deferred Sales Charges (CDSC’s)” for additional information regarding contingent deferred sales charges.

Statement of Additional Information – the following is hereby added as the last paragraph under “Administration Services; Distribution Arrangements” on page 29:

Finder’s Fee Commissions. Financial intermediaries who sell Class A shares of a Fund not subject to an initial sales charge may receive a finder’s fee. With respect to sales of such Class A shares of a Fund, such fees are paid with respect to the initial purchase price in accordance with the following schedule:

Investment Amount	Finder’s Fee
$1,000,000 to $3,999,999	Up to 1%
$4,000,000 to $49,999,999	Up to 0.50%
$50,000,000 or more	Up to 0.25%

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

MANAGERS TRUST I

Managers AMG FQ Global Alternatives Fund

Supplement dated December 22, 2006 to the

Prospectus dated March 1, 2006 and the Statement of Additional Information dated March 1, 2006 (as supplemented

March 8, 2006)

The following information supplements and supersedes any information to the contrary relating to the Managers AMG FQ Global Alternatives Fund (the “Fund”), a series of Managers Trust I, contained in the Fund’s Prospectus dated March 1, 2006 and the Fund’s Statement of Additional Information dated March 1, 2006 (as supplemented March 8, 2006).

Effective January 1, 2007, the Prospectus and Statement of Additional Information are hereby amended as follows:

Prospectus – the “Fees and Expenses” and “Annual Fund Operating Expenses” tables and related footnotes on page 6 are hereby replaced with the following:

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)

	Class A		Class C
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of the offering price)	5.75	%(1)	None
Maximum Deferred Sales Charge (Load)	None	(2)	1.00	%(3)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None		None
Exchange Fee	None		None

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

	Class A	Class C
Management Fee	1.70%	1.70%
Distribution (12b-1) Fees	0.25%	1.00%
Other Expenses (4)	0.71%	0.71%
Total Annual Fund Operating Expenses	2.66%	3.41%

Fee Waiver and Reimbursement (5)	(0.16%)	(0.16%)
Net Annual Fund Operating Expenses	2.50%	3.25%

(1)	The initial sales charge that applies to the sale of Class A shares of the Fund varies according to the amount you invest, with a maximum of 5.75%. See “Share Class Sales Charges – Class A Shares” for further information.

(2)	Except with respect to certain redemptions or exchanges of Class A shares not subject to an initial sales charge. Please see “Share Class Sales Charges – Class A Shares” for further information.

(3)	The 1.00% contingent-deferred sales charge applies only if you sell Class C shares of the Fund within one year of purchase.

(4)	Other Expenses are based on estimated amounts for the current fiscal year assuming average net assets of $50 million.

(5)	Managers Investment Group LLC has contractually agreed through March 1, 2007 to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage costs and extraordinary items) to 2.50% for Class A shares and 3.25% for Class C shares, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that the Fund’s Total Annual Fund Operating Expenses do not exceed the contractual expense limitation amount.

Prospectus – the following is hereby added under “Share Classes – Class A Shares” on page 14:

For purchases of Class A shares of $1 million or more that are not assessed a sales charge at the time of purchase, you will be charged a 1% fee on shares redeemed within the first 18 months of purchase, as described below.

Prospectus – the table at the top of page 15 under “Share Class Sales Charges – Class A Shares” is hereby replaced with the following:

	your initial sales charge as a % of the share price is:	your initial sales charge as a % of the total you invested is:	the one-time dealer allowance as a % of share price is:
If the amount of your purchase is . . .
Less than $25,000	5.75	6.10	5.00
$25,000 to $49,999	5.00	5.26	4.25
$50,000 to $99,999	4.50	4.71	3.75
$100,000 to $249,999	3.50	3.63	2.75
$250,000 to $499,999	2.50	2.56	2.00
$500,000 to $999,999	1.50	1.52	1.20
$1,000,000 or more	None	None	None	*

*	If you acquire or hold $1 million or more of Class A shares of the Fund or across the Managers Family of Funds, either as a lump sum or through the rights of accumulation or letter of intent programs, you can buy Class A shares without an initial sales charge. Unless you exchange Class A shares for Class A shares of another Fund, there is a 1.00% contingent deferred sales charge on any such shares not subject to an initial sales charge that you redeem or exchange within 18 months of purchase. The Distributor may make a payment to financial intermediaries with respect to such shares not subject to an initial sales charge. These commissions are paid at the rate of up to 1.00% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. Please see “A Closer Look at Contingent Deferred Sales Charges (CDSC’s)” for additional information regarding contingent deferred sales charges.

Statement of Additional Information – the following is hereby added as the last paragraph under “Administration Services; Distribution Arrangements” on page 25:

Finder’s Fee Commissions. Financial intermediaries who sell Class A shares of the Fund not subject to an initial sales charge may receive a finder’s fee. With respect to sales of such Class A shares of the Fund, such fees are paid with respect to the initial purchase price in accordance with the following schedule:

Investment Amount	Finder’s Fee
$1,000,000 to $3,999,999	Up to 1%
$4,000,000 to $49,999,999	Up to 0.50%
$50,000,000 or more	Up to 0.25%

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE